Accrued Expenses and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Accrued Expenses and Other Liabilities [Abstract]
Summary of accrued expenses and other liabilities

	2011	2010
Employee compensation and benefits	$45	$69
Other accrued expenses	117	101

Total accrued expenses and other liabilities	$162	$170